Summary of Significant Accounting Policies (Policies)	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Jul. 31, 2022
Basis of presentation

Basis of Presentation

The accompanying unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and in accordance with the instructions to Form 10-Q and Article 8 of Regulation S-X of the SEC. Certain information or footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited condensed financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented. Interim results are not necessarily indicative of results to be expected for any other interim period or for the full year. The information included in this Form 10-Q should be read in conjunction with information included in the Company’s annual report on Form 10-K for the year ended July 31, 2022, filed with the Securities and Exchange Commission on August 29, 2022.

Basis of Presentation

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for financial information and in accordance with the instructions to Form 10-K and Article 8 of Regulation S-X of the SEC.

Emerging Growth Company Status

Emerging Growth Company Status

The Company is an emerging growth company as defined by Section 2(a) of the JOBS Act and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exceptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payment not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such an election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised, and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Emerging Growth Company Status

The Company is an emerging growth company as defined by Section 2(a) of the JOBS Act and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but no limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosures obligations regarding executive compensation in its periodic reports and proxy statements, and exceptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payment not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such an election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised, and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of estimates

Use of Estimates

The preparation of unaudited condensed financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the unaudited condensed financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company had $265,852 and $193,546 cash as of October 31, 2022 and July 31, 2022, respectively.

8i ACQUISITION 2 CORP.

NOTES TO UNAUDITED CONDENSED FINANCIAL STATEMENTS

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company had $193,546 and nil cash as of July 31, 2022 and 2021.

Investments Held in Trust Account

Investments Held in Trust Account

As of October 31, 2022 and July 31, 2022, the Company’s portfolio of investments held in the Trust Account was comprised of U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 180 days or less, investments in money market funds that invest in U.S. government securities, cash, or a combination thereof. The Company’s investments held in the Trust Account are classified as trading securities. Trading securities are presented on the balance sheets at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of these securities are included in dividends on marketable securities held in Trust Account in the accompanying statements of operations. The estimated fair values of investments held in the Trust Account are determined using available market information.

At October 31, 2022 and July 31, 2022, the Company had $86,972,255 and $86,472,912, respectively, held in the Trust Account, including $722,255 and $222,912, respectively, dividends earned on marketable securities held in the Trust Account.

Investments Held in Trust Account

As of July 31, 2022, the Company’s portfolio of investments held in the Trust Account is comprised of U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, investments in money market funds that invest in U.S. government securities, cash, or a combination thereof. The Company’s investments held in the Trust Account are classified as trading securities. Trading securities are presented on the balance sheets at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of these securities are included in gains and losses on Investments Held in Trust Account in the accompanying statements of operations. The estimated fair values of investments held in the Trust Account are determined using available market information.

At July 31, 2022, the Company had $86,472,912 held in the Trust Account, including $222,912 dividends earned on cash and marketable securities held in the Trust Account.

8i ACQUISITION 2 CORP.

NOTES TO FINANCIAL STATEMENTS

Concentration of credit risk

Concentration of credit risk

Financial instruments that potentially subject the Company to concentration of credit risk consist of a cash account in a financial institution which, at times may exceed the Federal depository insurance coverage of $250,000. As of October 31, 2022 and July 31, 2022, the Company had not experienced losses on this account.

Concentration of credit risk

Financial instruments that potentially subject the Company to concentration of credit risk consist of a cash account in a financial institution which, at times may exceed the Federal depository insurance coverage of $250,000. As of July 31, 2022 and 2021, the Company had not experienced losses on this account.

Offering Costs Associated with the IPO

Offering Costs Associated with the IPO

Offering costs consist of underwriting, legal, accounting, registration and other expenses incurred through the balance sheet date that are directly related to the IPO. Offering costs totaled $5,876,815 consisting of $1,725,000 of underwriting fees, $3,018,750 of deferred underwriting commissions, $649,588 of other expenses, and an excess of fair value of representative’s purchase option of $483,477. The Company complies with the requirements of Accounting Standards Codification (“ASC”) 340-10-S99-1 and SEC Staff Accounting Bulletin Topic 5A – “Expenses of Offering”. The Company allocated offering costs between public shares, public warrants and public rights based on the estimated fair values of public shares, public warrants and public rights at the date of issuance. Offering costs associated with the ordinary shares are allocated between permanent equity and temporary equity.

Offering Costs Associated with the IPO

Offering costs consist of underwriting, legal, accounting, registration and other expenses incurred through the balance sheet date that are directly related to the IPO. Offering costs totaled $5,876,815 consisting of $1,725,000 of underwriting fees, $3,018,750 of deferred underwriting fees, $649,588 of other expenses, and an excess of fair value of representative’s purchase option of $483,477. The Company complies with the requirements of Accounting Standards Codification (“ASC”) 340-10-S99-1 and SEC Staff Accounting Bulletin Topic 5A – “Expenses of Offering”. The Company allocates offering costs between public shares, public warrants and public rights based on the estimated fair values of public shares, public warrants and public rights at the date of issuance. Offering costs associated with the ordinary shares are allocated between permanent equity and temporary equity.

Ordinary Shares Subject to Possible Redemption

Ordinary Shares Subject to Possible Redemption

The Company accounted for its ordinary shares subject to possible redemption in accordance with the guidance in ASC Topic 480 “Distinguishing Liabilities from Equity.” Ordinary shares subject to mandatory redemption are classified as a liability instrument and are measured at fair value. Conditionally redeemable ordinary shares (including ordinary shares that feature redemption rights that is either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, ordinary shares are classified as shareholders’ equity. Prior to the Business Combination. the Company’s ordinary shares featured certain redemption rights that were considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, ordinary shares that were subject to possible redemption are presented at redemption value (plus any interest earned and/or dividends accrued on the Trust Account) as temporary equity, outside of the shareholders’ equity section of the Company’s balance sheets.

Ordinary Shares Subject to Possible Redemption

The Company accounts for its ordinary shares subject to possible redemption in accordance with the guidance in ASC Topic 480 “Distinguishing Liabilities from Equity.” Ordinary shares subject to mandatory redemption is classified as a liability instrument and is measured at fair value. Conditionally redeemable ordinary shares (including ordinary shares that feature redemption rights that is either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, ordinary shares are classified as shareholders’ equity. The Company’s ordinary shares features certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, ordinary shares subject to possible redemption are presented at redemption value (plus any interest earned and/or dividends accrued on the Trust Account) as temporary equity, outside of the shareholders’ equity section of the Company’s balance sheets.

Earnings per share

Net Loss Per Ordinary Shares

The Company complies with accounting and disclosure requirements of FASB ASC 260, Earnings Per Share. The statements of operations include a presentation of income (loss) per redeemable ordinary share and income (loss) per non-redeemable share following the two-class method of income (loss) per share. In order to determine the net income (loss) attributable to both the redeemable ordinary shares and the non-redeemable shares, the Company first considered the total income (loss) allocable to both sets of shares. This is calculated using the total net income (loss) less any dividends paid. For purposes of calculating net income (loss) per share, any remeasurement of the accretion to redemption value of the ordinary shares subject to possible redemption was considered to be dividends paid to the public shareholders. Subsequent to calculating the total income (loss) allocable to both sets of shares, the Company split the amount to be allocated using a ratio of 78% for the redeemable ordinary shares and 22% for the non-redeemable shares for the three months ended October 31, 2022.

8i ACQUISITION 2 CORP.

NOTES TO UNAUDITED CONDENSED FINANCIAL STATEMENTS

The earnings per share presented in the statements of operations is based on the following:

	For the Three Months Ended October 31, 2022	For the Three Months Ended October 31, 2021
Net income (loss)	$201,012	$(45,587)
Accretion of temporary equity to redemption value	(499,343)	-
Net loss including accretion of temporary equity to redemption value	$(298,331)	$(45,587)

	For the Three Months Ended October 31, 2022
	Redeemable	Non-redeemable
Basic and diluted net income (loss) per ordinary share:
Numerator:
Allocation of net loss including accretion of temporary equity	$(232,366)	$(65,965)
Accretion of temporary equity to redemption value	499,343	-
Allocation of net income (loss)	$266,977	$(65,965)

Denominator:
Weighted average shares outstanding	8,625,000	2,448,500
Basic and diluted net income (loss) per ordinary share	$0.03	$(0.03)

	For the Three Months Ended October 31, 2021
	Redeemable	Non-redeemable
Basic and diluted net loss per ordinary share:
Numerator:
Net loss	$-	$(45,587)

Denominator:
Weighted average shares outstanding	-	1,875,000 (1)
Basic and diluted net loss per ordinary share	$-	$(0.02)

(1)	This number excludes an aggregate of up to 281,250 shares exercised in full or in part by the underwriters (see Note 5). As a result of the full exercise of the over-allotment option by the underwriters upon the consummation of the IPO, these shares are no longer subject to forfeiture (see Note 7).

Net Loss Per Ordinary Shares

The Company complies with accounting and disclosure requirements of FASB ASC 260, Earnings Per Share. The statements of operations include a presentation of income (loss) per redeemable ordinary share and income (loss) per non-redeemable share following the two-class method of income (loss) per share. In order to determine the net income (loss) attributable to both the redeemable ordinary shares and the non-redeemable shares, the Company first considered the total income (loss) allocable to both sets of shares. This is calculated using the total net income (loss) less any dividends paid. For purposes of calculating net income (loss) per share, any remeasurement of the accretion to redemption value of the ordinary shares subject to possible redemption was considered to be dividends paid to the public shareholders. Subsequent to calculating the total income (loss) allocable to both sets of shares, the Company split the amount to be allocated using a ratio of 71% for the redeemable ordinary shares and 29% for the non-redeemable shares for the year ended July 31, 2022.

The earnings per share presented in the statements of operations is based on the following:

For the Year Ended July 31, 2022
Net loss	$(1,762,838)
Accretion of temporary equity to redemption value	(14,695,090)
Net loss including accretion of temporary equity to redemption value	$(16,457,928)

8i ACQUISITION 2 CORP.

NOTES TO FINANCIAL STATEMENTS

	For the Year Ended July 31, 2022
	Redeemable	Non-redeemable
Basic and diluted net income (loss) per ordinary share:
Numerator:
Allocation of net loss including accretion of temporary equity	$(11,752,725)	$(4,705,203)
Accretion of temporary equity to redemption value	14,695,090	-
Allocation of net income (loss)	$2,942,365	$(4,705,203)

Denominator:
Weighted average shares outstanding	5,883,904	2,355,621
Basic and diluted net income (loss) per ordinary share	$0.50	$(2.00)

	For the Period from January 21, 2021 (inception) through July 31, 2021
	Redeemable	Non-redeemable
Basic and diluted net loss per ordinary share:
Numerator:
Net loss	$-	$(8,377)

Denominator:
Weighted average shares outstanding	-	1,875,000 (1)
Basic and diluted net loss per ordinary share	$-	$(0.00)

(1)	This number excludes an aggregate of up to 281,250 shares exercised in full or in part by the underwriters (see Note 5). As a result of the full exercise of the over-allotment option by the underwriters upon the consummation of the IPO, these shares are no longer subject to forfeiture (see Note 7).

Fair value measurements

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under the FASB ASC 825, “Financial Instruments” approximates the carrying amounts represented in the balance sheets, primarily due to its short-term nature.

8i ACQUISITION 2 CORP.

NOTES TO UNAUDITED CONDENSED FINANCIAL STATEMENTS

Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

●	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

●	Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

●	Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under the FASB ASC 825, “Financial Instruments” approximates the carrying amounts represented in the balance sheets, primarily due to its short-term nature.

Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

●	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

●	Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

●	Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

8i ACQUISITION 2 CORP.

NOTES TO FINANCIAL STATEMENTS

Income taxes

Income Taxes

The Company accounts for income taxes under ASC 740 Income Taxes (“ASC 740”). ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statements and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statements recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim period, disclosure and transition. The Company has identified the British Virgin Islands as its only “major” tax jurisdiction, as defined. Based on the Company’s evaluation, it has been concluded that there are no significant uncertain tax positions requiring recognition in the Company’s unaudited condensed financial statements. Since the Company was incorporated on January 21, 2021, the evaluation was performed for the period from January 21, 2021 (inception) to July 31, 2021 and for the year ended July 31, 2022, which will be the only periods subject to examination. The Company believes that its income tax positions and deductions would be sustained on audit and does not anticipate any adjustments that would result in material changes to its financial position. The Company’s policy for recording interest and penalties associated with audits is to record such items as a component of income tax expense. No interest or penalties were incurred for the three months ended October 31, 2022 and 2021.

Income Taxes

The Company accounts for income taxes under ASC 740 Income Taxes (“ASC 740”). ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statements and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statements recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim period, disclosure and transition. The Company has identified the British Virgin Islands as its only “major” tax jurisdiction, as defined. Based on the Company’s evaluation, it has been concluded that there are no significant uncertain tax positions requiring recognition in the Company’s financial statements. Since the Company was incorporated on January 21, 2021, the evaluation was performed for the period from January 21, 2021 (inception) to July 31, 2021 and for the year ended July 31, 2022 which will be the only periods subject to examination. The Company believes that its income tax positions and deductions would be sustained on audit and does not anticipate any adjustments that would result in a material changes to its financial position. The Company’s policy for recording interest and penalties associated with audits is to record such items as a component of income tax expense. No interest or penalties were incurred for the year ended July 31, 2022 and for the period from January 21, 2021 (inception) to July 31, 2021.

Recently adopted accounting pronouncements

Recent Accounting Pronouncements

In August 2020, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2020-06, Debt – Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815-40) (“ASU 2020-06”) to simplify accounting for certain financial instruments. ASU 2020-06 eliminates the current models that require separation of beneficial conversion and cash conversion features from convertible instruments and simplifies the derivative scope exception guidance pertaining to equity classification of contracts in an entity’s own equity. The new standard also introduces additional disclosures for convertible debt and freestanding instruments that are indexed to and settled in an entity’s own equity. ASU 2020-06 amends the diluted earnings per share guidance, including the requirement to use the if-converted method for all convertible instruments. ASU 2020-06 is effective on August 1, 2024 and should be applied on a full or modified retrospective basis, with early adoption permitted beginning on August 1, 2021. The Company determined not to early adopt.

Management does not believe that this and any other recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have an effect on the Company’s unaudited condensed financial statements.

Recent Accounting Pronouncements

In August 2020, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) 2020-06, Debt - Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging - Contracts in Entity’s Own Equity (Subtopic 815-40) (“ASU 2020-06”) to simplify accounting for certain financial instruments. ASU 2020-06 eliminates the current models that require separation of beneficial conversion and cash conversion features from convertible instruments and simplifies the derivative scope exception guidance pertaining to equity classification of contracts in an entity’s own equity. The new standard also introduces additional disclosures for convertible debt and freestanding instruments that are indexed to and settled in an entity’s own equity. ASU 2020-06 amends the diluted earnings per share guidance, including the requirement to use the if-converted method for all convertible instruments. ASU 2020-06 is effective on August 1, 2024 and should be applied on a full or modified retrospective basis, with early adoption permitted beginning on August 1, 2021. The Company determined not to early adopt.

Management does not believe that this and any other recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have an effect on the Company’s financial statements.

EUDA Health Limited [Member]
Basis of presentation

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for information pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”). The unaudited condensed consolidated financial statements as of June 30, 2022 and for the six months ended June 30, 2022 and 2021 are included all adjustments (consisting of only normal recurring adjustments) considered necessary to present fairly the financial position, results of operations and cash flow for such interim periods. The results of operations for the six months ended June 30, 2022 are not necessarily indicative of results to be expected for the full year of 2022. Accordingly, these unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited financial statements as of and for the years ended December 31, 2021 and 2020.

Basis of presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for information pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”). The unaudited condensed consolidated financial statements as of September 30, 2022 and for the nine months ended September 30, 2022 reflect all adjustments (consisting of only normal recurring adjustments) considered necessary to present fairly the financial position, results of operations and cash flow for such interim periods. The results of operations for the nine months ended September 30, 2022 are not necessarily indicative of results to be expected for the full year of 2022. Certain information and footnote disclosures normally included in financial statements prepared in conformity with U.S. GAAP have been condensed or omitted pursuant to such rules and regulations. Accordingly, these unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited financial statements as of and for the years ended December 31, 2021 and 2020.

Use of estimates

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses during the periods presented. Significant accounting estimates reflected in the Company’s consolidated financial statements include lease classification and liabilities, right-of-use assets, determinations of the useful lives and valuation of long-lived assets and goodwill, estimates of allowances for doubtful accounts, estimates of impairment of long-lived assets and goodwill, valuation of deferred tax assets, estimated fair value used in business acquisitions, and other provisions and contingencies. Actual results could differ from these estimates.

Use of estimates

The preparation of the unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses during the periods presented. Significant accounting estimates reflected in the Company’s unaudited condensed consolidated financial statements include lease classification and liabilities, right-of-use assets, determinations of the useful lives and valuation of long-lived assets, estimates of allowances for doubtful accounts, estimates of impairment of long-lived assets and goodwill, valuation of deferred tax assets, estimated fair value used in business acquisitions, and other provisions and contingencies. Actual results could differ from these estimates.

Cash

Cash

Cash represent cash on hand and demand deposits placed with banks or other financial institutions which are unrestricted as to withdrawal or use and have original maturities less than three months.

EUDA HEALTH LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

Cash

Cash represent cash on hand and demand deposits placed with banks or other financial institutions which are unrestricted as to withdrawal or use and have original maturities less than three months.

Earnings per share

Earnings per share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share”. ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average ordinary share outstanding for the period. Diluted EPS presents the dilutive effect on a per share basis of the potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS.

EUDA HEALTH LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

Earnings per share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share”. ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average ordinary share outstanding for the period. Diluted EPS presents the dilutive effect on a per share basis of the potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS.

Fair value measurements

Fair value measurements

Fair value is defined as the price that would be received for an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date. Valuation techniques maximize the use of observable inputs and minimize the use of unobservable inputs. When determining the fair value measurements for assets and liabilities, we consider the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability. The following summarizes the three levels of inputs required to measure fair value, of which the first two are considered observable and the third is considered unobservable:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The fair value for certain assets and liabilities such as cash, accounts receivable, other receivables, prepaid expenses and other current assets, short term loans, accounts payable, other payables and accrued liabilities, and tax payables have been determined to approximate carrying amounts due to the short maturities of these instruments. The Company believes that its long-term loan to third party approximates the fair value based on current yields for debt instruments with similar terms.

Fair value measurements

Fair value is defined as the price that would be received for an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date. Valuation techniques maximize the use of observable inputs and minimize the use of unobservable inputs. When determining the fair value measurements for assets and liabilities, we consider the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability. The following summarizes the three levels of inputs required to measure fair value, of which the first two are considered observable and the third is considered unobservable:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The fair value for certain assets and liabilities such as cash, accounts receivable, other receivables, prepaid expenses and other current assets, short term loans, accounts payable, other payables, subscribed shares deposit liability, accrued liabilities, and tax payables have been determined to approximate carrying amounts due to the short maturities of these instruments. The Company believes that its long-term loan to third party approximates the fair value based on current yields for debt instruments with similar terms.

Income taxes

Income taxes

The Company accounts for income taxes in accordance with U.S. GAAP for income taxes. The charge for taxation is based on the results for the fiscal year as adjusted for items, which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred tax is calculated using the balance sheet liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the consolidated financial statements and the corresponding tax basis. In principle, deferred tax liabilities are recognized for all taxable temporary differences. Deferred tax assets are recognized to the extent that it is probable that taxable income will be utilized with prior net operating loss carried forwards using tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be utilized. Current income taxes are provided for in accordance with the laws of the relevant tax authorities.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. No penalties and interest incurred related to underpayment of income tax for the six months ended June 30, 2022 and 2021 (Unaudited) and for the years ended December 31, 2021 and 2020.

The Company conducts much of its business activities in Singapore and is subject to tax in its jurisdiction. As a result of its business activities, the Company’s subsidiaries file separate tax returns that are subject to examination by the foreign tax authorities.

Income taxes

The Company accounts for income taxes in accordance with U.S. GAAP for income taxes. The charge for taxation is based on the results for the fiscal year as adjusted for items, which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred tax is calculated using the balance sheet liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the unaudited condensed consolidated financial statements and the corresponding tax basis. In principle, deferred tax liabilities are recognized for all taxable temporary differences. Deferred tax assets are recognized to the extent that it is probable that taxable income will be utilized with prior net operating loss carried forwards using tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be utilized. Current income taxes are provided for in accordance with the laws of the relevant tax authorities.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. No penalties and interest incurred related to underpayment of income tax for the nine months ended September 30, 2022 (Unaudited) and 2021 (Unaudited).

The Company conducts much of its business activities in Singapore and is subject to tax in its jurisdiction. As a result of its business activities, the Company’s subsidiaries file separate tax returns that are subject to examination by the foreign tax authorities.

Recently adopted accounting pronouncements

Recent accounting pronouncements

The Company considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued. Under the Jumpstart Our Business Startups Act of 2012, as amended (the “JOBS Act”), the Company meets the definition of an emerging growth company and has elected the extended transition period for complying with new or revised accounting standards, which delays the adoption of these accounting standards until they would apply to private companies.

In May 2019, the FASB issued ASU 2019-05, which is an update to ASU Update No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which introduced the expected credit losses methodology for the measurement of credit losses on financial assets measured at amortized cost basis, replacing the previous incurred loss methodology. The amendments in Update 2016-13 added Topic 326, Financial Instruments—Credit Losses, and made several consequential amendments to the Codification. Update 2016-13 also modified the accounting for available-for-sale debt securities, which must be individually assessed for credit losses when fair value is less than the amortized cost basis, in accordance with Subtopic 326-30, Financial Instruments— Credit Losses—Available-for-Sale Debt Securities. The amendments in this Update address those stakeholders’ concerns by providing an option to irrevocably elect the fair value option for certain financial assets previously measured at amortized cost basis. For those entities, the targeted transition relief will increase comparability of financial statement information by providing an option to align measurement methodologies for similar financial assets. Furthermore, the targeted transition relief also may reduce the costs for some entities to comply with the amendments in Update 2016-13 while still providing financial statement users with decision-useful information. In November 2019, the FASB issued ASU No. 2019-10, which to update the effective date of ASU No. 2016-13 for private companies, not-for-profit organizations and certain smaller reporting companies applying for credit losses, leases, and hedging standard. The new effective date for these preparers is for fiscal years beginning after December 15, 2022. ASU 2019-05 is effective for the Company for annual and interim reporting periods beginning January 1, 2023 as the Company is qualified as an emerging growth company. The Company is currently evaluating the impact ASU 2019-05 may have on its consolidated financial statements.

EUDA HEALTH LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

In December 2019, the FASB issued ASU 2019-12, “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes”. The amendments in this Update simplify the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The amendments also improve consistent application of and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. For public business entities, the amendments in this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Early adoption of the amendments is permitted, including adoption in any interim period for (1) public business entities for periods for which financial statements have not yet been issued and (2) all other entities for periods for which financial statements have not yet been made available for issuance. An entity that elects to early adopt the amendments in an interim period should reflect any adjustments as of the beginning of the annual period that includes that interim period. Additionally, an entity that elects early adoption must adopt all the amendments in the same period. The Company is currently evaluating the impact of this new standard on Company’s consolidated financial statements and related disclosures.

In October 2020, the FASB issued ASU 2020-08, “Codification Improvements to Subtopic 310-20, Receivables—Nonrefundable Fees and Other Costs”. The amendments in this Update represent changes to clarify the Codification. The amendments make the Codification easier to understand and easier to apply by eliminating inconsistencies and providing clarifications. ASU 2020-08 is effective for the Company for annual and interim reporting periods beginning January 1, 2021. Early adoption was permitted, including adoption in an interim period. All entities should apply the amendments in this Update on a prospective basis as of the beginning of the period of adoption for existing or newly purchased callable debt securities. These amendments do not change the effective dates for Update 2017-08. The adoption of this standard on January 1, 2021 did not have a material impact on its consolidated financial statements.

In October 2020, the FASB issued ASU 2020-10, “Codification Improvements to Subtopic 205-10, presentation of financial statements”. The amendments in this Update improve the codification by ensuring that all guidance that requires or provides an option for an entity to provide information in the notes to financial statements is codified in the disclosure section of the codification. That reduce the likelihood that the disclosure requirement would be missed. The amendments also clarify guidance so that an entity can apply the guidance more consistently. ASU 2020-10 is effective for the Company for annual and interim reporting periods beginning January 1, 2022. Early application of the amendments is permitted for any annual or interim period for which financial statements are available to be issued. The amendments in this Update should be applied retrospectively. An entity should apply the amendments at the beginning of the period that includes the adoption date. The adoption of this standard on January 1, 2022 did not have a material impact on its consolidated financial statements.

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated balance sheets, statements of income and comprehensive income and statements of cash flows.

Recently adopted accounting pronouncements

In October 2020, the FASB issued ASU 2020-08, “Codification Improvements to Subtopic 310-20, Receivables—Nonrefundable Fees and Other Costs”. The amendments in this Update represent changes to clarify the Codification. The amendments make the Codification easier to understand and easier to apply by eliminating inconsistencies and providing clarifications. ASU 2020-08 is effective for the Company for annual and interim reporting periods beginning January 1, 2021. Early adoption was permitted, including adoption in an interim period. All entities should apply the amendments in this Update on a prospective basis as of the beginning of the period of adoption for existing or newly purchased callable debt securities. These amendments do not change the effective dates for Update 2017-08. The adoption of this standard on January 1, 2021 did not have a material impact on its unaudited condensed consolidated financial statements.

In October 2020, the FASB issued ASU 2020-10, “Codification Improvements to Subtopic 205-10, presentation of financial statements”. The amendments in this Update improve the codification by ensuring that all guidance that requires or provides an option for an entity to provide information in the notes to financial statements is codified in the disclosure section of the codification. That reduce the likelihood that the disclosure requirement would be missed. The amendments also clarify guidance so that an entity can apply the guidance more consistently. ASU 2020-10 is effective for the Company for annual and interim reporting periods beginning January 1, 2022. Early application of the amendments is permitted for any annual or interim period for which financial statements are available to be issued. The amendments in this Update should be applied retrospectively. An entity should apply the amendments at the beginning of the period that includes the adoption date. The adoption of this standard on January 1, 2022 did not have a material impact on its unaudited condensed consolidated financial statements.

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated balance sheets, statements of operations and comprehensive income (loss) and statements of cash flows.

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

Subsidiary is entity in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

Principles of consolidation

The unaudited condensed consolidated financial statements include the financial statements of the Company and its subsidiaries. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

Foreign currency translation and transaction

Foreign currency translation and transaction

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transaction. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency using the applicable exchange rates at the balance sheet dates. The resulting exchange differences are recorded in the consolidated statements of income and comprehensive income.

EUDA HEALTH LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

The reporting currency of the Company is United States Dollars (“US$”) and the accompanying financial statements have been expressed in US$. The Company’s subsidiary in Singapore, Vietnam, and Malaysia conducts its businesses and maintains its books and record in the local currency, Singapore Dollars (“SGD”), Vietnamese Dong (“VND”), and Malaysian Ringgit (“MYR”), as its functional currency, respectively.

In general, for consolidation purposes, assets and liabilities of its subsidiaries whose functional currency is not US$ are translated into US$, in accordance with ASC Topic 830-30, “Translation of Financial Statement”, using the exchange rate on the balance sheet date. Revenues and expenses are translated at average rates prevailing during the period. The gains and losses resulting from translation of financial statements of foreign subsidiary are recorded as a separate component of accumulated other comprehensive income (loss) within the statements of shareholders’ equity (deficit). Cash flows are also translated at average translation rates for the periods, therefore, amounts reported on the statement of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets.

Translation of foreign currencies into US$1 have been made at the following exchange rates for the respective periods:

	As of and for the six months ended June 30,		As of and for the years ended December 31,
	2022	2021	2021	2020

Period-end SGD: US$1 exchange rate	1.39	-	1.35	1.32
Period-end VND: US$1 exchange rate	23,265.00	-	22,855.00	23,080.00
Period-end MYR: US$1 exchange rate*	4.41	-	-	-
Period-average SGD: US$1 exchange rate	1.36	1.33	1.34	1.38
Period-average VND: US$1 exchange rate	22,923.19	23,045.27	22,935.24	23,233.50
Period-average MYR: US$1 exchange rate*	4.27	-	-	-

*	The Company did not have any Malaysia subsidiary prior to April 19, 2022.

Foreign currency translation and transaction

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transaction. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency using the applicable exchange rates at the balance sheet dates. The resulting exchange differences are recorded in the consolidated statements of operations and comprehensive income (loss).

The reporting currency of the Company is United States Dollars (“US$”) and the accompanying unaudited condensed financial statements have been expressed in US$. The Company’s subsidiaries in Singapore, Vietnam, and Malaysia conduct its businesses and maintain its books and records in the local currency, Singapore Dollars (“SGD”), Vietnamese Dong (“VND”), and Malaysian Ringgit (“MYR”), as its functional currency, respectively.

In general, for consolidation purposes, assets and liabilities of its subsidiaries whose functional currency is not US$ are translated into US$, in accordance with ASC Topic 830-30, “Translation of Financial Statement”, using the exchange rate on the balance sheet date. Revenues and expenses are translated at average rates prevailing during the period. The gains and losses resulting from translation of financial statements of foreign subsidiary are recorded as a separate component of accumulated other comprehensive income (loss) within the statements of shareholders’ equity (deficit). Cash flows are also translated at average translation rates for the periods, therefore, amounts reported on the statement of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets.

Translation of foreign currencies into US$1 have been made at the following exchange rates for the respective periods:

	As of and for the nine months ended
	September 30, 2022	September 30, 2021	As of December 31, 2021

Period-end SGD: US$1 exchange rate	1.44	-	1.35
Period-end VND: US$1 exchange rate	23,865.00	-	22,855.00
Period-end MYR: US$1 exchange rate*	4.64	-	-
Period-average SGD: US$1 exchange rate	1.38	1.34	1.34
Period-average VND: US$1 exchange rate	23,108.27	22,986.35	22,935.24
Period-average MYR: US$1 exchange rate*	4.34	-	-

*	The Company did not have any Malaysia subsidiary after the disposal of UGDSB on November 4, 2020 and prior to April 19, 2022.

Business combinations and non-controlling interests

Business combinations and non-controlling interests

The Company accounts for its business combinations using the acquisition method of accounting in accordance with ASC 805 “Business Combinations.” The cost of an acquisition is measured as the aggregate of the acquisition date fair value of the assets transferred to the sellers and liabilities incurred by the Company and equity instruments issued. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets and liabilities acquired or assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total costs of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated income statements. During the measurement period, which can be up to one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the consolidated income statements.

For the Company’s non-wholly owned subsidiaries, a non-controlling interest is recognized to reflect portion of equity that is not attributable, directly or indirectly, to the Company. The cumulative results of operations attributable to non-controlling interests are also recorded as non-controlling interests in the Company’s consolidated balance sheets and consolidated statements of income and comprehensive income. Cash flows related to transactions with non-controlling interests are presented under financing activities in the consolidated statements of cash flows.

Business combinations and non-controlling interests

The Company accounts for its business combinations using the acquisition method of accounting in accordance with ASC 805 “Business Combinations.” The cost of an acquisition is measured as the aggregate of the acquisition date fair value of the assets transferred to the sellers and liabilities incurred by the Company and equity instruments issued. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets and liabilities acquired or assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total costs of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated income statements. During the measurement period, which can be up to one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the consolidated statements of operations and comprehensive income (loss).

For the Company’s non-wholly owned subsidiaries, a non-controlling interest is recognized to reflect portion of equity that is not attributable, directly or indirectly, to the Company. The cumulative results of operations attributable to non-controlling interests are also recorded as non-controlling interests in the Company’s consolidated balance sheets and consolidated statements of operations and comprehensive income (loss). Cash flows related to transactions with non-controlling interests are presented under financing activities in the consolidated statements of cash flows.

Segment reporting

Segment reporting

The Company’s chief operating decision-makers (i.e., chief executive officer and his direct reports) review financial information presented on a consolidated basis, accompanied by disaggregated information about revenues by different revenues streams for purposes of allocating resources and evaluating financial performance. Based on qualitative and quantitative criteria established by Accounting Standards Codification (“ASC”) 280, “Segment Reporting”, the Company considers itself to be operating within two operating and reportable segments as set forth in Note 20.

Segment reporting

The Company’s chief operating decision-maker is identified as the chief executive officer who reviews financial information presented on a consolidated basis, accompanied by disaggregated information about revenues by different revenues streams for purposes of allocating resources and evaluating financial performance. Based on qualitative and quantitative criteria established by Accounting Standards Codification (“ASC”) 280, “Segment Reporting”, the Company considers itself to be operating within two operating and reportable segments as set forth in Note 19.

Accounts receivable, net

Accounts receivable, net

Accounts receivable are recorded at the invoiced amount less an allowance for any uncollectible accounts and do not bear interest, which are due after 30 to 90 days, depending on the credit term with its customers. Accounts receivable include money due from corporate customers who receive the medical services, and property owners who receive the property management services from the Company. Management reviews the adequacy of the allowance for doubtful accounts on an ongoing basis, using historical collection trends and aging of receivables. Management also periodically evaluates individual customer’s financial condition, credit history, and the current economic conditions to make adjustments in the allowance when it is considered necessary. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Company’s management continues to evaluate the reasonableness of the valuation allowance policy and update it if necessary. As of June 30, 2022, December 31, 2021 and 2020, the Company provided allowance for doubtful accounts of $70,238 (Unaudited), $80,799 and $37,898, respectively. For the six months ended June 30, 2022 and 2021 (Unaudited), the Company did not write off any allowance for doubtful account against the account receivable balance. For the years ended December 31, 2021 and 2020, the Company wrote off $0 and $646, respectively, against the accounts receivable balance.

Accounts receivable, net

Accounts receivable are recorded at the invoiced amount less an allowance for any uncollectible accounts and do not bear interest, which are due after 30 to 90 days, depending on the credit term with its customers. Management reviews the adequacy of the allowance for doubtful accounts on an ongoing basis, using historical collection trends and aging of receivables. Management also periodically evaluates individual customer’s financial condition, credit history, and the current economic conditions to make adjustments in the allowance when it is considered necessary. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Company’s management continues to evaluate the reasonableness of the valuation allowance policy and update it if necessary. As of September 30, 2022 and December 31, 2021, the Company provided allowance for doubtful accounts of $88,004 (Unaudited) and $80,799, respectively. For the nine months ended September 30, 2022 and 2021 (Unaudited), the Company did not write off any allowance for doubtful account against the account receivable balance.

Other receivables

Other receivables

Other receivables primarily include receivable from investment from the Company’s Affordable Home project in Indonesia and employee advance, and refundable deposits from third party service providers. Management regularly reviews the aging of receivables and changes in payment trends and records allowances when management believes collection of amounts due are at risk. Accounts considered uncollectable are written off against allowances after exhaustive efforts at collection are made. As of June 30, 2022 (Unaudited), December 31, 2021 and 2020, no allowance for doubtful account was recorded, respectively. As of the date of this report, the Company has collected one scheduled quarterly installment of approximately $0.4 million (SGD 493,750) from PT Bumi Lestari Berkah Melimpah (“BPT”), an unrelated third party, with the remaining seven installments of approximately $2.5 million (SGD 3,456,250) outstanding (see Note 7).

Other receivables

Other receivables primarily include receivables from investment from the Company’s Affordable Home project in Indonesia and employee advance, and refundable deposits from third party service providers. Management regularly reviews the aging of receivables and changes in payment trends and records allowances when management believes collection of amounts due are at risk. Accounts considered uncollectable are written off against allowances after exhaustive efforts at collection are made. As of September 30, 2022 (Unaudited) and December 31, 2021, no allowance for doubtful account was recorded, respectively.

Prepaid expenses and other current assets

Prepaid expenses and other current assets

Prepaid expenses and other current assets primarily include prepaid expenses paid to services providers, and other deposits. Management regularly reviews the aging of such balances and changes in payment and realization trends and records allowances when management believes collection or realization of amounts due are at risk. Accounts considered uncollectable are written off against allowances after exhaustive efforts at collection are made. As of June 30, 2022 (Unaudited), December 31, 2021 and 2020, no allowance for doubtful account was recorded.

Prepaid expenses and other current assets

Prepaid expenses and other current assets primarily include prepaid expenses paid to services providers, and other deposits. Management regularly reviews the aging of such balances and changes in payment and realization trends and records allowances when management believes collection or realization of amounts due are at risk. Accounts considered uncollectable are written off against allowances after exhaustive efforts at collection are made. As of September 30, 2022 (Unaudited) and December 31, 2021, no allowance for doubtful account was recorded.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets with no residual value. The estimated useful lives are as follows:

Expected useful lives
Office equipment	3 years
Medical equipment	3 years
Leasehold improvement	Shorter of the lease term or 5 years

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the consolidated statements of operations and comprehensive loss. Expenditures for maintenance and repairs are charged to earnings as incurred, while additions, renewals and betterments, which are expected to extend the useful life of assets, are capitalized. The Company also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

The Company reviews property and equipment for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. An asset is considered impaired if its carrying amount exceeds the future net undiscounted cash flows that the asset is expected to generate. If such asset is considered to be impaired, the impairment recognized is the amount by which the carrying amount of the asset, if any, exceeds its fair value determined using a discounted cash flow model. For the six months ended June 30, 2022 and 2021 (Unaudited) and for the years ended December 31, 2021 and 2020, there was no impairment of property and equipment was recognized.

EUDA HEALTH LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets with no residual value. The estimated useful lives are as follows:

Expected useful lives
Office equipment	3 years
Medical equipment	3 years
Leasehold improvement	Shorter of the lease term or 5 years

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the consolidated statements of operations and comprehensive loss. Expenditures for maintenance and repairs are charged to earnings as incurred, while additions, renewals and betterments, which are expected to extend the useful life of assets, are capitalized. The Company also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

The Company reviews property and equipment for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. An asset is considered impaired if its carrying amount exceeds the future net undiscounted cash flows that the asset is expected to generate. If such asset is considered to be impaired, the impairment recognized is the amount by which the carrying amount of the asset, if any, exceeds its fair value determined using a discounted cash flow model. For the nine months ended September 30, 2022 and 2021 (Unaudited), there was no impairment of property and equipment was recognized.

Intangible assets, net

Intangible assets, net

Purchased intangible assets are recognized and measured at fair value upon acquisition. Separately identifiable intangible assets that have determinable lives continue to be amortized over the Company’s best estimate of its useful life as follows:

Categories	Useful life
Customer relationships	6 years

The Company amortized the intangible assets using the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up in accordance with ASC Topic 350 “Intangibles - Goodwill and Other.”

Separately identifiable intangible assets to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Determination of recoverability is based on an estimate of undiscounted future cash flows resulting from the use of the asset and its eventual disposition. Measurement of any impairment loss for identifiable intangible assets is based on the amount by which the carrying amount of the assets exceeds the fair value of the assets. For the six months ended June 30, 2022 and 2021 (Unaudited) and for the years ended December 31, 2021 and 2020, there was no impairment of intangible assets.

Intangible assets, net

Purchased intangible assets are recognized and measured at fair value upon acquisition. Separately identifiable intangible assets that have determinable lives continue to be amortized over the Company’s best estimate of its useful life as follows:

Categories	Useful life
Customer relationships	6 years

The Company amortized the intangible assets using the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up in accordance with ASC Topic 350 “Intangibles - Goodwill and Other.”

Separately identifiable intangible assets to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Determination of recoverability is based on an estimate of undiscounted future cash flows resulting from the use of the asset and its eventual disposition. Measurement of any impairment loss for identifiable intangible assets is based on the amount by which the carrying amount of the assets exceeds the fair value of the assets. For the nine months ended September 30, 2022 and 2021 (Unaudited), there was no impairment of intangible assets.

Goodwill

Goodwill

Goodwill represents the excess of the consideration paid of an acquisition over the fair value of the net identifiable assets of the acquired subsidiaries at the date of acquisition. Goodwill is not amortized and is tested for impairment at least annually, more often when circumstances indicate impairment may have occurred. Goodwill is carried at cost less accumulated impairment losses. If impairment exists, goodwill is immediately written off to its fair value and the loss is recognized in the consolidated statements of income and comprehensive income. Impairment losses on goodwill are not reversed.

The Company reviews the carrying value of intangible assets not subject to amortization, including goodwill, to determine whether impairment may exist annually or more frequently if events and circumstances indicate that it is more likely than not that an impairment has occurred. The Company has the opinion to access qualitative factors to determine whether it is necessary to perform the two-step in accordance with ASC 350-20. If the Company believes, as a result of the qualitative carrying amount, the two-step quantities impairment test described below is required.

The first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required.

If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business acquisition with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. Estimating fair value is performed by utilizing various valuation techniques, with the primary technique being a discounted cash flow.

For the six months ended June 30, 2022 and 2021 (Unaudited) and for the years ended December 31, 2021 and 2020, no impairment was recorded against goodwill.

Goodwill

Goodwill represents the excess of the consideration paid of an acquisition over the fair value of the net identifiable assets of the acquired subsidiaries at the date of acquisition. Goodwill is not amortized and is tested for impairment at least annually, more often when circumstances indicate impairment may have occurred. Goodwill is carried at cost less accumulated impairment losses. If impairment exists, goodwill is immediately written off to its fair value and the loss is recognized in the consolidated statements of operations and comprehensive income (loss). Impairment losses on goodwill are not reversed.

The Company reviews the carrying value of intangible assets not subject to amortization, including goodwill, to determine whether impairment may exist annually or more frequently if events and circumstances indicate that it is more likely than not that an impairment has occurred. Management has determined that the Company has two reporting units within the entity at which goodwill is monitored for internal management purposes. The Company adopted ASU 2017-04 during nine months ended September 30, 2022, which primary goal is to simplify the goodwill impairment test and provide cost savings for all entities. This is accomplished by removing the requirement to determine the fair value of individual assets and liabilities in order to calculate a reporting unit’s “implied” goodwill under current GAAP.

The amendments in ASU 2017-04 eliminate Step 2 of the goodwill impairment test. As such, an entity will perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. An entity should recognize a goodwill impairment charge for the amount by which the reporting unit’s carrying amount exceeds its fair value. If fair value exceeds the carrying amount, no impairment should be recorded. Any loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. Impairment losses on goodwill cannot be reversed once recognized.

When measuring a goodwill impairment loss, an entity should consider the income tax effects from any tax deductible goodwill on the carrying amount of the reporting unit. The ASU contains an illustration of the simultaneous equations method to demonstrate this, which reflects a deferred tax benefit from reducing the carrying amount of tax-deductible goodwill relative to the tax basis.

An entity may still perform the optional qualitative assessment for a reporting unit to determine if it is more likely than not that goodwill is impaired. However, this ASU eliminates the requirement to perform a qualitative assessment for any reporting unit with zero or negative carrying amount. Therefore, the same one-step impairment assessment will apply to all reporting units. However, for a reporting unit with a zero or negative carrying amount, the ASU adds a requirement to disclose the amount of goodwill allocated to it and the reportable segment in which it is included.

Management evaluated the recoverability of goodwill by performing a qualitative assessment before using the quantitative impairment test approach at the reporting unit level. Based on an assessment of the qualitative factors, management determined that it is more-likely-than-not that the fair value of the reporting unit is greater than its carrying amount as of September 30, 2022 (Unaudited). Therefore, after management performed qualitative assessment, no impairment loss for the nine months ended September 30, 2022 was recorded. For the nine months ended September 30 2021 (Unaudited), no impairment was recorded against goodwill.

Impairment for long-lived assets

Impairment for long-lived assets

Long-lived assets, including property and equipment with finite lives are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. The Company assesses the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognize an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, the Company would reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. As of June 30, 2022 (Unaudited), December 31, 2021 and 2020, no impairment of long-lived assets was recognized.

EUDA HEALTH LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

Impairment for long-lived assets

Long-lived assets, including property and equipment with finite lives are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. The Company assesses the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognize an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, the Company would reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. As of September 30, 2022 (Unaudited) and December 31, 2021, no impairment of long-lived assets was recognized.

Revenue recognition

Revenue recognition

The Company follows the revenue accounting requirements of Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (Topic 606) (“Accounting Standards Codification (“ASC”) 606”). The core principle underlying the revenue recognition of this ASU allows the Company to recognize - revenue that represents the transfer of goods and services to customers in an amount that reflects the consideration to which the Company expects to be entitled in such exchange. This will require the Company to identify contractual performance obligations and determine whether revenue should be recognized at a point in time or over time, based on when control of goods and services transfers to a customer.

To achieve that core principle, the Company applies five-step model to recognize revenue from customer contracts. The five-step model requires that the Company (i) identify the contract with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when (or as) the Company satisfies the performance obligation.

The Company accounts for a contract with a customer when the contract is committed in writing, the rights of the parties, including payment terms, are identified, the contract has commercial substance and consideration is probable of substantially collection.

Revenue recognition policies for each type of revenue stream are as follows:

(1) Medical Services

- Performance obligations satisfied at a point in time

The Company operates on a unified technology health care platform which provide a full continuum of healthcare services integrated with healthcare data analytics to drive improved outcomes for patients. The Company operates the medical services on a business-to-business (B2B) platform, and serves the corporate customers involving in varies industries. The Company is primarily generating revenue on a per healthcare visit basis for specialty medical visits. Such fees are paid by the corporate customers on behalf of their employees. The Company generally bills their corporate customers for the healthcare visit services on a weekly basis, or in arrears depending on the service, with payment terms generally between 30 to 90 days. There are not significant differences between the timing of revenue recognition and billing. Consequently, the Company has determined that the Company’s contracts do not include a financing component. Revenue is recognized in an amount that reflects the consideration that is expected in exchange for the service at a point in time at the time of the visit. In addition, the Company’s contracts do not generally contain refund provisions for fees earned related to services performed.

The Company accounts for medical service revenue on a gross basis as the Company is acting as a principal in these transactions and is responsible for fulfilling the promise to provide the specified services, which the Company has control of the services and has the ability to direct the service providers to be performed to obtain substantially all the benefits. In making this determination, the Company also assesses whether it is primarily obligated in these transactions, is subject to inventory risk, has latitude in establishing prices, or has met several but not all of these indicators in accordance with ASC 606-10-55-36 through 40.

The Company recognizes the medical services revenue when the control of the specified services is transferred to its customer, which at a point in time at the time of the visit.

The Company also operates on a general practice clinic and generating such revenue on a per healthcare visit basis. Revenues are recognized when the visits are completed at a point in time at the time of the visit.

EUDA HEALTH LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

(2) Product Sales

- Performance obligations satisfied at a point in time

The Company purchases, sells, and installs facial recognition and temperature measurement monitor system to corporate customer. The Company recognized the products revenue when control of the product is passed to the customer, which is the point in time that the customers are able to direct the use of and obtain substantially all of the economic benefit of the goods after the installation by the Company’s technician. The transfer of control typically occurs at a point in time based on consideration of when the customer has an obligation to pay for the goods, and physical possession of, legal title to, and the risks and rewards of ownership of the goods has been transferred, and the customer has accepted the goods. Revenue is recognized net of estimates of variable consideration, including product returns, customer discounts and allowance. Historically, the Company has not experienced any significant returns.

(3) Property Management Services

- Performance obligations satisfied over a period of time

The Company provides common area management services in shopping malls, business office building, or residential apartments to all tenants and property owners. Common area management services include security, cleaning, landscaping, public facilities maintenance and other traditional services provided by a property management office.

Since the performance obligations in the property management agreement are identical with the terms of property management agreement, the Company recognizes the property management income on a straight-line basis over the terms of the management agreement, generally over one year period.

The Company has elected to apply the practical expedient to expense costs as incurred for incremental costs to obtain a contract when the amortization period would have been one year or less.

Disaggregated information of revenues by products/services are as follows:

	For the Six Months Ended		For the Years Ended
	June 30, 2022	June 30, 2021	December 31, 2021	December 31, 2020
	(Unaudited)	(Unaudited)
Medical services – specialty care	$2,924,592	$2,530,758	$5,010,837	$3,791,457
Medical services – general practice	62,466	54,970	712,712	33,089
Medical services – general practice (related parties)	135	3,310	4,640	8,085
Medical services – subtotal	2,987,193	2,589,038	5,728,189	3,832,631
Product sales	7,653	260,433	257,841	488,067
Property management service	1,572,532	1,804,983	3,508,663	3,614,936
Property management service – security	527,682	503,648	1,049,857	939,745
Property management service	2,100,214	2,308,631	4,558,520	4,554,681
Total revenues	$5,095,060	$5,158,102	$10,544,550	$8,875,379

Revenue recognition

The Company follows the revenue accounting requirements of Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (Topic 606) (“Accounting Standards Codification (“ASC”) 606”). The core principle underlying the revenue recognition of this ASU allows the Company to recognize - revenue that represents the transfer of goods and services to customers in an amount that reflects the consideration to which the Company expects to be entitled in such exchange. This will require the Company to identify contractual performance obligations and determine whether revenue should be recognized at a point in time or over time, based on when control of goods and services transfers to a customer.

To achieve that core principle, the Company applies five-step model to recognize revenue from customer contracts. The five-step model requires that the Company (i) identify the contract with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when (or as) the Company satisfies the performance obligation.

The Company accounts for a contract with a customer when the contract is committed in writing, the rights of the parties, including payment terms, are identified, the contract has commercial substance and collectability is probable.

Revenue recognition policies for each type of revenue stream are as follows:

(1) Medical Services

- Performance obligation satisfied at a point in time

The Company operates on a unified technology health care platform which provide a full continuum of healthcare services integrated with healthcare data analytics to drive improved outcomes for patients. The Company operates the medical services on a business-to-business (B2B) platform, and serves the corporate customers involved in various industries. The Company is primarily generating revenue on a per healthcare visit basis for specialty medical visits, at the time which the single performance obligations were satisfied. Such fees are paid by the corporate customers on behalf of their employees. The Company generally bills their corporate customers for the healthcare visit services on a weekly basis, or in arrears depending on the service, with payment terms generally between 30 to 90 days. There are not significant differences between the timing of revenue recognition and billing. Consequently, the Company has determined that the Company’s contracts do not include a financing component. Revenue is recognized in an amount that reflects the consideration that is expected in exchange for the service at a point in time at the time of the visit. In addition, the Company’s contracts do not generally contain refund provisions for fees earned related to services performed.

The Company accounts for medical service revenue on a gross basis as the Company is acting as a principal in these transactions and is responsible for fulfilling the promise to provide the specified services, which the Company has control of the services and has the ability to direct the service providers to be performed to obtain substantially all the benefits. In making this determination, the Company also assesses whether it is primarily obligated in these transactions, is subject to inventory risk, has latitude in establishing prices, or has met several but not all of these indicators in accordance with ASC 606-10-55-36 through 40.

The Company recognizes the medical services revenue when the control of the specified services is transferred to its customer, which at a point in time at the time after completion of the visit.

The Company also operates on a general practice clinic and generating such revenue on a per healthcare visit basis. Revenues are recognized when the visits are completed at a point in time at the time of the visit.

(2) Product Sales

- Performance obligations satisfied at a point in time

The Company purchases, sells, and installs facial recognition and temperature measurement monitor system to corporate customer, where the product and the installation are interrelated and are not capable of being distinct since the customer cannot benefit from the product or installation either on its own. The Company recognized the products revenue when control of the product is passed to the customer, which is the point in time that the customers are able to direct the use of and obtain substantially all of the economic benefit of the goods after the installation by the Company’s technician. The transfer of control typically occurs at a point in time based on consideration of when the customer has an obligation to pay for the goods, and physical possession of, legal title to, and the risks and rewards of ownership of the goods has been transferred, and the customer has accepted the goods. Revenue is recognized net of estimates of variable consideration, including product returns, customer discounts and allowance. Historically, the Company has not experienced any significant returns.

(3) Property Management Services

- Performance obligations satisfied over a period of time

The Company provides property management services in shopping malls, business office building, or residential apartments to all tenants and property owners. Property management services include common area property management services that contain cleaning, landscaping, public facilities maintenance and other traditional services and also include security property management services provided to all tenants and property owners. Each of the two services is within separate agreement. The Company identified common area property management services as a single performance obligation as the kinds of service in the contract are not capable of being distinct and identified the security management services as another single performance obligation as there is only one service that is to provide security services.

The Company recognizes the common area property management revenue and security property management revenue on a straight-line basis over the terms of the common area property management agreement and security property management agreement, generally over one year period because its customer simultaneously receives and consumes the benefits provided by the Company throughout the performance obligations period.

The Company has elected to apply the practical expedient to expense costs as incurred for incremental costs to obtain a contract when the amortization period would have been one year or less. As of September 30, 2022 (Unaudited) and December 31, 2021, the Company did not have any contract asset.

The Company recognized advance payments from its customer prior to revenue recognition as contract liability until the revenue recognition performance obligation are met. As of September 30, 2022 (Unaudited) and December 31, 2021, the Company did not have any contract liability.

Disaggregated information of revenues by products/services are as follows:

	For the Nine Months Ended
	September 30, 2022	September 30, 2021
	(Unaudited)	(Unaudited)
Medical services – specialty care	$4,380,634	$4,066,472
Medical services – general practice	77,951	104,951
Medical services – general practice (related parties)	135	4,468
Medical services – subtotal	4,458,720	4,175,891
Product sales	6,947	258,726
Property management service – common area management	2,248,154	2,654,776
Property management service – security management	692,607	762,334
Property management service	2,940,761	3,417,110
Total revenues	$7,406,428	$7,851,727

Cost of revenues

Cost of revenues

(1) Medical Services

Cost of revenues mainly consists of medical supplies purchased and medical service was provided by Cadence Health Pte. Ltd., a related party, prior to March 2022. Medical supplies purchased and medical service provided by the third party service providers were insignificant prior to March 2022. Beginning in April 2022, cost of revenues mainly consists of medical supplies purchased and medical service are provided by third party service providers.

(2) Product Sales

Cost of revenues mainly consists of medical product or equipment purchased for resale.

(3) Property Management Services

Cost of revenues mainly consists of labor expenses incurred attributable to property management service.

EUDA HEALTH LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

Disaggregated information of cost of revenues by products/services are as follows:

	For the Six Months Ended		For the Years Ended
	June 30, 2022	June 30, 2021	December 31, 2021	December 31, 2020
	(Unaudited)	(Unaudited)
Medical services – specialty cares	$1,049,786	$36,755	$46,849	$78,718
Medical services – specialty cares (related party)	496,383	1,233,513	2,349,702	1,532,119
Medical services – general practices	17,269	19,193	427,908	33,050
Medical services – subtotal	1,563,438	1,289,461	2,824,459	1,643,887
Product sales	9,491	132,512	167,202	224,021
Property management services	1,162,882	1,195,638	2,461,981	2,432,898
Property management services – security	427,361	404,245	846,555	684,286
Property management services	1,590,243	1,599,883	3,308,536	3,117,184
Total cost of revenues	$3,163,172	$3,021,856	$6,300,197	$4,985,092

Cost of revenues

(1) Medical Services

Cost of revenues mainly consists of medical supplies purchased and medical service was provided by Cadence Health Pte. Ltd., a related party, prior to March 2022. Medical supplies purchased and medical service provided by the third party service providers were insignificant prior to March 2022. Beginning in April 2022, cost of revenues mainly consists of medical supplies purchased and medical service are provided by third party service providers.

(2) Product Sales

Cost of revenues mainly consists of medical product or equipment purchased for resale.

(3) Property Management Services

Cost of revenues mainly consists of labor expenses incurred attributable to property management service.

Disaggregated information of cost of revenues by products/services are as follows:

	For the Nine Months Ended
	September 30, 2022	September 30, 2021
	(Unaudited)	(Unaudited)
Medical services – specialty cares	$2,084,515	$367,687
Medical services – specialty cares (related party)	496,383	1,719,279
Medical services – general practices	20,955	39,693
Medical services – subtotal	2,601,853	2,126,659
Product sales	9,449	145,156
Property management services – common area management	1,695,476	1,830,788
Property management services – security management	563,081	617,750
Property management services	2,258,557	2,448,539
Total cost of revenues	$4,869,859	$4,720,354

Advertising costs

Advertising costs

Advertising costs amounted to $163,989 (Unaudited) and $150,261 (Unaudited) for the six months ended June 30, 2022 and 2021, respectively. Advertising costs amounted to $270,361 and $165,883 for the years ended December 31, 2021 and 2020, respectively.

Advertising costs

Advertising is mainly through online and offline promotion activities. Advertising costs amounted to $444,019 (Unaudited) and $192,586 (Unaudited) for the nine months ended September 30, 2022 and 2021, respectively.

Research and development

Research and development

Research and development expenses include salaries and other compensation-related expenses to the Company’s research and product development personnel, and related expenses for the Company’s research and product development team. Research and development expenses amounted to $10,141 (Unaudited) and $78,639 (Unaudited) for the six months ended June 30, 2022 and 2021, respectively. Research and development expenses amounted to $129,265 and $158,011 for the years ended December 31, 2021 and 2020, respectively.

Research and development

Research and development expenses include salaries and other compensation-related expenses to the Company’s research and product development personnel, and related expenses for the Company’s research and product development team. Research and development expenses amounted to $15,064 (Unaudited) and $78,639 (Unaudited) for the nine months ended September 30, 2022 and 2021, respectively.

Defined contribution plan

Defined contribution plan

The full-time employees of the Company are entitled to the government mandated defined contribution plan. The Company is required to accrue and pay for these benefits based on certain percentages of the employees’ respective salaries, subject to certain ceilings, in accordance with the relevant government regulations, and make cash contributions to the government mandated defined contribution plan. Total expenses for the plans were $264,699 (Unaudited) and $288,410 (Unaudited) for the six months ended June 30, 2022 and 2021, respectively. Total expenses for the plans were $574,535 and $528,931 for the years ended December 31, 2021 and 2020, respectively.

The related contribution plans include:

Singapore subsidiaries

- Central Provident Fund (“CPF”) – 17.00% based on employee’s monthly salary for employees aged 55 and below, reduces progressively to 7.5% as age increase;

-Skill Development Levy (“SDL”) – up to 0.25% based on employee’s monthly salary capped $8.3 (SGD 11.25).

Vietnam subsidiary

- Social Insurance Fund (“SIF”) – 20% based on employee’s monthly salary;

- Trade Union Fee – 2.00% of SIF

EUDA HEALTH LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

Defined contribution plan

The full-time employees of the Company are entitled to the government mandated defined contribution plan. The Company is required to accrue and pay for these benefits based on certain percentages of the employees’ respective salaries, subject to certain ceilings, in accordance with the relevant government regulations, and make cash contributions to the government mandated defined contribution plan. Total expenses for the plans were $388,292 (Unaudited) and $439,266 (Unaudited) for the nine months ended September 30, 2022 and 2021, respectively.

The related contribution plans include:

Singapore subsidiaries

- Central Provident Fund (“CPF”) – 17.00% based on employee’s monthly salary for employees aged 55 and below, reduces progressively to 7.5% as age increase;

- Skill Development Levy (“SDL”) – up to 0.25% based on employee’s monthly salary capped $8.3 (SGD 11.25).

Vietnam subsidiary

- Social Insurance Fund (“SIF”) – 20% based on employee’s monthly salary;

- Trade Union Fee – 2.00% of SIF

Goods and services taxes (“GST”)

Goods and services taxes (“GST”)

Revenue represents the invoiced value of service, net GST. The GST are based on gross sales price. GST rate is generally 7% in Singapore. Entities that are GST general taxpayers are allowed to offset qualified input GST paid to suppliers against their output GST liabilities. Net GST balance between input GST and output GST is recorded in tax payable.

Goods and services taxes (“GST”)

Revenue represents the invoiced value of service, net GST. The GST are based on gross sales price. GST rate is generally 7% in Singapore. Entities that are GST general taxpayers are allowed to offset qualified input GST paid to suppliers against their output GST liabilities. Net GST balance between input GST and output GST is recorded in tax payable.

Comprehensive income

Comprehensive income

Comprehensive income consists of two components, net income and other comprehensive income. Other comprehensive income refers to revenue, expenses, gains and losses that under GAAP are recorded as an element of shareholders’ equity but are excluded from net income. Other comprehensive income consists of a foreign currency translation adjustment resulting from the Company not using the U.S. dollar as its functional currencies.

Comprehensive income

Comprehensive income consists of two components, net income and other comprehensive income. Other comprehensive income refers to revenue, expenses, gains and losses that under GAAP are recorded as an element of shareholders’ equity but are excluded from net income. Other comprehensive income consists of a foreign currency translation adjustment resulting from the Company not using the U.S. dollar as its functional currencies.

Leases

Leases

The Company accounts for leases in accordance with ASC 842. The Company entered into two agreements as a lessee to lease office equipment for general and administrative operations. If any of the following criteria are met, the Company classifies the lease as a finance lease:

●	The lease transfers ownership of the underlying asset to the lessee by the end of the lease term;
●	The lease grants the lessee an option to purchase the underlying asset that the Company is reasonably certain to exercise;
●	The lease term is for 75% or more of the remaining economic life of the underlying asset, unless the commencement date falls within the last 25% of the economic life of the underlying asset;
●	The present value of the sum of the lease payments equals or exceeds 90% of the fair value of the underlying asset; or
●	The underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term.

Leases that do not meet any of the above criteria are accounted for as operating leases.

The Company combines lease and non-lease components in its contracts under Topic 842, when permissible.

Finance and operating lease right-of-use (“ROU”) assets and lease liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. Since the implicit rate for the Company’s leases is not readily determinable, the Company uses its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is the rate of interest that the Company would have to pay to borrow, on a collateralized basis, an amount equal to the lease payments, in a similar economic environment and over a similar term.

Lease terms used to calculate the present value of lease payments generally do not include any options to extend, renew, or terminate the lease, as the Company does not have reasonable certainty at lease inception that these options will be exercised. The Company generally considers the economic life of its finance or operating lease ROU assets to be comparable to the useful life of similar owned assets. The Company has elected the short-term lease exception, therefore operating lease ROU assets and liabilities do not include leases with a lease term of twelve months or less. Its leases generally do not provide a residual guarantee.

EUDA HEALTH LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

The finance or operating lease ROU asset also excludes lease incentives. Lease expense is recognized on a straight-line basis over the lease term for operating lease. Meanwhile, the Company recognizes the finance leases ROU assets and interest on an amortized cost basis. The amortization of finance ROU assets is recognized on an accretion basis as amortization expense, while the lease liability is increased to reflect interest on the liability and decreased to reflect the lease payments made during the period. Interest expense on the lease liability is determined each period during the lease term as the amount that results in a constant periodic interest rate of the office equipment on the remaining balance of the liability.

The Company reviews the impairment of its ROU assets consistent with the approach applied for its other long-lived assets. The Company reviews the recoverability of its long-lived assets when events or changes in circumstances occur that indicate that the carrying value of the asset may not be recoverable. The assessment of possible impairment is based on its ability to recover the carrying value of the asset from the expected undiscounted future pre-tax cash flows of the related operations. The Company has elected to include the carrying amount of operating lease liabilities in any tested asset group and includes the associated operating lease payments in the undiscounted future pre-tax cash flows. For the six months ended June 30, 2021 (Unaudited) and 2020 (Unaudited) and for the years ended December 31, 2021 and 2020, the Company did not recognize impairment loss on its finance and operating lease ROU assets.

Leases

The Company accounts for leases in accordance with ASC 842. The Company entered into two agreements as a lessee to lease office equipment for general and administrative operations. If any of the following criteria are met, the Company classifies the lease as a finance lease:

●	The lease transfers ownership of the underlying asset to the lessee by the end of the lease term;
●	The lease grants the lessee an option to purchase the underlying asset that the Company is reasonably certain to exercise;
●	The lease term is for 75% or more of the remaining economic life of the underlying asset, unless the commencement date falls within the last 25% of the economic life of the underlying asset;
●	The present value of the sum of the lease payments equals or exceeds 90% of the fair value of the underlying asset; or
●	The underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term.

Leases that do not meet any of the above criteria are accounted for as operating leases.

The Company combines lease and non-lease components in its contracts under Topic 842, when permissible.

Finance and operating lease right-of-use (“ROU”) assets and lease liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. Since the implicit rate for the Company’s leases is not readily determinable, the Company uses its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is the rate of interest that the Company would have to pay to borrow, on a collateralized basis, an amount equal to the lease payments, in a similar economic environment and over a similar term.

Lease terms used to calculate the present value of lease payments generally do not include any options to extend, renew, or terminate the lease, as the Company does not have reasonable certainty at lease inception that these options will be exercised. The Company generally considers the economic life of its finance or operating lease ROU assets to be comparable to the useful life of similar owned assets. The Company has elected the short-term lease exception, therefore operating lease ROU assets and liabilities do not include leases with a lease term of twelve months or less. Its leases generally do not provide a residual guarantee.

The finance or operating lease ROU asset also excludes lease incentives. Lease expense is recognized on a straight-line basis over the lease term for operating lease. Meanwhile, the Company recognizes the finance leases ROU assets and interest on an amortized cost basis. The amortization of finance ROU assets is recognized on an accretion basis as amortization expense, while the lease liability is increased to reflect interest on the liability and decreased to reflect the lease payments made during the period. Interest expense on the lease liability is determined each period during the lease term as the amount that results in a constant periodic interest rate of the office equipment on the remaining balance of the liability.

The Company reviews the impairment of its ROU assets consistent with the approach applied for its other long-lived assets. The Company reviews the recoverability of its long-lived assets when events or changes in circumstances occur that indicate that the carrying value of the asset may not be recoverable. The assessment of possible impairment is based on its ability to recover the carrying value of the asset from the expected undiscounted future pre-tax cash flows of the related operations. The Company has elected to include the carrying amount of operating lease liabilities in any tested asset group and includes the associated operating lease payments in the undiscounted future pre-tax cash flows. For the nine months ended September 30, 2022 (Unaudited) and 2021 (Unaudited), the Company did not recognize impairment loss on its finance and operating lease ROU assets.

Related parties

Related parties

Parties, which can be a corporation or individual, are considered to be related if the Company has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Companies are also considered to be related if they are subject to common control or common significant influence.

Related parties

Parties, which can be a corporation or individual, are considered to be related if the Company has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Companies are also considered to be related if they are subject to common control or common significant influence.

Subscribed shares deposit liability

Subscribed shares deposit liability

Subscribed shares deposit liability represents capital received for the issuance in 8i acquisition’s ordinary shares. Such deposit is refundable if the business combination will not be completed by November 30, 2022. The Company recognized the subscribed shares deposit liability in accordance with ASC 480, “Distinguishing Liabilities from Equity.” As of September 30, 2022, subscribed shares deposit liability amounted to $600,000 (Unaudited). On November 17, 2022, the Company closed the Business Combination with 8i acquisition and transferred such the subscribed shares deposit liability into equity.

Recent accounting pronouncements not yet adopted

Recent accounting pronouncements not yet adopted

The Company considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued. Under the Jumpstart Our Business Startups Act of 2012, as amended (the “JOBS Act”), the Company meets the definition of an emerging growth company and has elected the extended transition period for complying with new or revised accounting standards, which delays the adoption of these accounting standards until they would apply to private companies.

In May 2019, the FASB issued ASU 2019-05, which is an update to ASU Update No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which introduced the expected credit losses methodology for the measurement of credit losses on financial assets measured at amortized cost basis, replacing the previous incurred loss methodology. The amendments in Update 2016-13 added Topic 326, Financial Instruments—Credit Losses, and made several consequential amendments to the Codification. Update 2016-13 also modified the accounting for available-for-sale debt securities, which must be individually assessed for credit losses when fair value is less than the amortized cost basis, in accordance with Subtopic 326-30, Financial Instruments— Credit Losses—Available-for-Sale Debt Securities. The amendments in this Update address those stakeholders’ concerns by providing an option to irrevocably elect the fair value option for certain financial assets previously measured at amortized cost basis. For those entities, the targeted transition relief will increase comparability of financial statement information by providing an option to align measurement methodologies for similar financial assets. Furthermore, the targeted transition relief also may reduce the costs for some entities to comply with the amendments in Update 2016-13 while still providing financial statement users with decision-useful information. In November 2019, the FASB issued ASU No. 2019-10, which to update the effective date of ASU No. 2016-13 for private companies, not-for-profit organizations and certain smaller reporting companies applying for credit losses, leases, and hedging standard. The new effective date for these preparers is for fiscal years beginning after December 15, 2022. ASU 2019-05 is effective for the Company for annual and interim reporting periods beginning January 1, 2023 as the Company is qualified as an emerging growth company. The Company is currently evaluating the impact ASU 2019-05 may have on its unaudited condensed consolidated financial statements.

In December 2019, the FASB issued ASU 2019-12, “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes”. The amendments in this Update simplify the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The amendments also improve consistent application of and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. For public business entities, the amendments in this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Early adoption of the amendments is permitted, including adoption in any interim period for (1) public business entities for periods for which financial statements have not yet been issued and (2) all other entities for periods for which financial statements have not yet been made available for issuance. An entity that elects to early adopt the amendments in an interim period should reflect any adjustments as of the beginning of the annual period that includes that interim period. Additionally, an entity that elects early adoption must adopt all the amendments in the same period. The Company is currently evaluating the impact of this new standard on the Company’s unaudited condensed consolidated financial statements and related disclosures.